As Filed with the U.S. Securities and Exchange Commission on March 20, 2020
1933 Act File No. 033-43321
1940 Act File No. 811-06441

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 63 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 64 ☒
(Check appropriate box or boxes.)
__________________
American Century International Bond Funds (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 20th day of March, 2020.

American Century International Bond Funds
(Registrant)
By: * ___________________________________ Patrick Bannigan President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Patrick Bannigan	President (principal executive officer)	March 20, 2020

* _________________________________ R. Wes Campbell	Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	March 20, 2020

* _________________________________ Tanya S. Beder	Trustee	March 20, 2020

* _________________________________ Jeremy I. Bulow	Trustee	March 20, 2020

* _________________________________ Anne Casscells	Trustee	March 20, 2020

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	March 20 2020

* _________________________________ Frederick L.A. Grauer	Trustee	March 20, 2020

* _________________________________ Jonathan D. Levin	Trustee	March 20 2020

* _________________________________ Peter F. Pervere	Trustee	March 20, 2020

* _________________________________ John B. Shoven	Trustee	March 20 2020

* _________________________________ Jonathan S. Thomas	Trustee	March 20, 2020

*By:	/s/ Ashley Bergus
Ashley Bergus
Attorney in Fact
Pursuant to Power of Attorney, dated September 27, 2019 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 80 to the Registration Statement of American Century Municipal Trust on September 27, 2019, File No.002-91229, and incorporated herein by reference).

Secretary’s Certificate, dated September 27, 2019 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 80 to the Registration Statement of American Century Municipal Trust on September 27, 2019, File No.002-91229, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document